Investment in Associates and Joint Ventures (Tables)	9 Months Ended
Jul. 31, 2022
Charles Schwab Corporation [member]
Disclosure Of Investments In Associates And Joint Ventures [Line Items]
Summary of Condensed Financial Statements

Condensed Consolidated Balance Sheet
(millions of Canadian dollars)		As at
	June 30 2022	September 30 2021
Assets
Receivables from brokerage clients, net	$97,983	$107,118
Investment securities	470,280	466,536
Other assets	252,305	178,247
Total assets	$820,568	$751,901
Liabilities
Bank deposits	$568,880	$489,192
Payables to brokerage clients	147,856	139,913
Other liabilities	46,542	51,706

Total liabilities	763,278	680,811

Stockholders’ equity	57,290	71,090
Total liabilities and stockholders’ equity	$820,568	$751,901

Condensed Consolidated Statement of Income
(millions of Canadian dollars, except as noted)	For the three months ended		For the nine months ended
	June 30 2022	June 30 2021	June 30 2022	June 30 2021
Net Revenues
Net interest revenue	$3,247	$2,391	$8,710	$7,168
Asset management and administration fees	1,343	1,286	4,094	3,859
Trading revenue and other	1,911	1,883	5,546	5,946
Total net revenues	6,501	5,560	18,350	16,973
Expenses Excluding Interest
Compensation and benefits	1,820	1,619	5,541	5,252
Other	1,778	1,830	5,028	5,205
Total expenses excluding interest	3,598	3,449	10,569	10,457
Income before taxes on income	2,903	2,111	7,781	6,516
Taxes on income	614	558	1,725	1,605
Net income	2,289	1,553	6,056	4,911
Preferred stock dividends and other	180	182	502	415
Net Income available to common stockholders	2,109	1,371	5,554	4,496
Other comprehensive income (loss)	(6,353)	1,879	(21,911)	(4,221)
Total comprehensive income (loss)	$(4,244)	$3,250	$(16,357)	$275
Earnings per common shares outstanding – basic (Canadian dollars)	$1.11	$0.73	$2.93	$2.40
Earnings per common shares outstanding – diluted (Canadian dollars)	1.11	0.72	2.92	2.39